Guardian Capital Dividend Growth Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
1
Common Stocks — 99.34%
Shares Fair Value
Canada — 4.31%
Financials — 4.31%
Royal Bank of Canada 10,830 $ 1,846,254
Total Canada 1,846,254
France — 11.29%
Energy — 3.24%
TotalEnergies S.E. - ADR 21,207 1,387,362
Financials — 5.10%
AXA S.A. 45,458 2,187,452
Health Care — 0.59%
Sanofi - ADR 5,198 251,895
Industrials — 2.36%
Schneider Electric S.E. - ADR 18,411 1,011,399
Total France 4,838,108
Germany — 4.98%
Financials — 4.98%
Allianz S.E. 4,642 2,129,582
Total Germany 2,129,582
India — 1.39%
Financials — 1.39%
ICICI Bank Ltd. - ADR 19,903 593,109
Total India 593,109
Netherlands — 4.86%
Technology — 4.86%
ASML Holding N.V. 1,475 1,578,043
Wolters Kluwer N.V. - ADR 4,835 500,713
Total Netherlands 2,078,756
United Kingdom — 3.47%
Consumer Staples — 0.88%
Unilever PLC - ADR 5,769 377,293
Health Care — 2.59%
AstraZeneca PLC - ADR 12,040 1,106,838
Total United Kingdom 1,484,131
United States — 69.04%
Communications — 7.01%
Alphabet, Inc., Class A 6,330 1,981,290
Meta Platforms, Inc., Class A 1,543 1,018,519
2,999,809
Consumer Discretionary — 7.02%
Darden Restaurants, Inc. 2,959 544,515
Home Depot, Inc. (The) 2,037 700,932
McDonald's Corp. 2,745 838,955

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
2
Common Stocks — 99.34%(continued)
Shares Fair Value
United States — 69.04% (continued)
Consumer Discretionary — 7.02% (continued)
TJX Companies, Inc. (The) 6,004 $ 922,274
3,006,676
Consumer Staples — 5.36%
Costco Wholesale Corp. 2,144 1,848,857
Procter & Gamble Co. (The) 3,109 445,551
2,294,408
Energy — 6.85%
Shell PLC - ADR 14,445 1,061,419
Williams Cos., Inc. (The) 31,113 1,870,202
2,931,621
Financials — 4.58%
Hartford Financial Services Group, Inc. (The) 6,772 933,182
MasterCard, Inc., Class A 1,798 1,026,442
1,959,624
Health Care — 6.26%
AbbVie, Inc. 3,377 771,611
Amgen, Inc. 1,049 343,348
Eli Lilly & Co. 404 434,171
Johnson & Johnson 5,466 1,131,188
2,680,318
Industrials — 7.61%
Illinois Tool Works, Inc. 1,056 260,093
Parker-Hannifin Corp. 572 502,765
Republic Services, Inc. 5,577 1,181,933
W.W. Grainger, Inc. 397 400,593
Waste Management, Inc. 4,150 911,797
3,257,181
Materials — 0.65%
Air Products & Chemicals, Inc. 1,122 277,156
Real Estate — 2.20%
Equinix, Inc. 1,231 943,143
Technology — 20.44%
Apple, Inc. 9,323 2,534,551
Broadcom, Inc. 7,328 2,536,220
Microsoft Corp. 5,124 2,478,069
Motorola Solutions, Inc. 1,101 422,035
Oracle Corp. 3,980 775,742
8,746,617
Utilities — 1.06%
WEC Energy Group, Inc. 4,295 452,951
Total United States 29,549,504
Total  Common Stocks
  (Cost $36,395,969) 42,519,444

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
3
Money Market Funds - 0.56%
Shares Fair Value
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 3.62%
(a)
239,829 $ 239,829
Total Money Market Funds
    (Cost $239,829) 239,829
Total Investments — 99.90%
    (Cost $36,635,798) 42,759,273
Other Assets in Excess of Liabilities — 0.10% 43,420
Net Assets — 100.00% $ 42,802,693
(a) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR - American Depositary Receipt